LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Intangible Assets [Table Text Block]
	Software and software
	development costs	Trademarks	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2015	$4,575,753	$932,765	$5,508,518
Addition	-	64,044	64,044
Foreign currency translation	(247,187)	(50,388)	(297,575)
Balance as of December 31, 2015	4,328,566	946,421	5,274,987
Foreign currency translation	(283,281)	(61,938)	(345,219)
Balance as of December 31, 2016	4,045,285	884,483	4,929,768
Accumulated amortization
Balance as of January 1, 2015	1,109,295	905,208	2,014,503
Amortization expense	821,038	18,167	839,205
Foreign currency translation	(59,924)	(48,900)	(108,824)
Balance as of December 31, 2015	1,870,409	874,475	2,744,884
Amortization expense	789,736	18,480	808,216
Foreign currency translation	(122,409)	(57,229)	(179,638)
Balance as of December 31, 2016	2,537,736	835,726	3,373,462
Total amortized intangible assets	$1,507,549	$48,757	$1,556,306

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2017	$798,301
2018	698,645
2019	57,858
2020	1,502
Total	$1,556,306